Earnings per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Aug. 14, 2013 $ / shares
Numerator :
Net income attributable to JA Solar Holdings | ¥	¥ 683,699	¥ 623,713	¥ 423,771
Allocation of net income to participating warrant holder | ¥		(107,828)	(77,174)
Net income attributable to JA Solar's ordinary shareholders | ¥	683,699	515,885	346,597
Dilutive effect of:
Add back allocation to participating warrant holder | ¥			4,336
Excluding portion of fair value gain | ¥			(16,716)
Numerator for diluted earnings per share | ¥	¥ 683,699	¥ 515,885	¥ 334,217
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding | shares	234,290,842	243,506,821	242,192,859
Dilutive effect of share options and RSUs | shares	111,610	238,100	363,633
Dilutive effect of warrants | shares			306,592
Denominator for diluted loss per share (in shares) | shares	234,402,452	243,744,921	242,863,084
Basic earnings per share | ¥ / shares	¥ 2.92	¥ 2.12	¥ 1.43
Diluted earnings per share | ¥ / shares	¥ 2.92	¥ 2.12	¥ 1.38
Options and RSUs
Denominator:
Shares not included in calculation because of anti-dilutive effect | shares	4,391,000	3,437,510	2,856,278
Warrants
Denominator:
Shares not included in calculation because of anti-dilutive effect | shares	0	50,896,656	52,569,971
ADS | Series B warrant
Denominator:
Initial exercise price (in dollars per share) | $ / shares					$ 10.90	$ 10.90
ADS | Series A-3 Warrant
Denominator:
Initial exercise price (in dollars per share) | $ / shares				$ 9.43			$ 9.43